Divestitures (Details) $ in Millions	Sep. 30, 2017 USD ($)
FGL [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Write-down of assets held for sale to fair value less costs to sell	$ 402.2